Document and Entity Information	Aug. 02, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 02, 2021
Entity Registrant Name	Rover Group, Inc.
Entity Central Index Key	0001826018
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39774
Entity Tax Identification Number	85-3147201
Entity Address, Address Line One	720 Olive Way
Entity Address, Address Line Two	19th Floor
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98101
City Area Code	888
Local Phone Number	453-7889
Entity Information, Former Legal or Registered Name	Nebula Caravel Acquisition Corp.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001per share
Trading Symbol	ROVR
Security Exchange Name	NASDAQ
Warrants to Purchase One Share of Common Stock
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase one share ofCommon Stock
Trading Symbol	ROVRW
Security Exchange Name	NASDAQ
Former Address
Document Information [Line Items]
Entity Address, Address Line One	Four Embarcadero Center
Entity Address, Address Line Two	Suite 2100
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94111